Financial Risk Management	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Financial Risk Management

4.Financial Risk Management

(a)   Market Risk

Market risk is the exposure to an adverse change in the value of financial instruments caused by market factors including changes in equity prices, interest rates, foreign currency exchange rates, commodity prices and inflation rates.

The Group is exposed to market risks arising from changes in equity prices, interest rates, foreign currency exchange rates and inflation rates, in both the Mexican and U.S. markets. Market risk management activities are monitored by the Investments, Risk Management and Treasury Committee on a quarterly basis.

(i)    Foreign Exchange Risk

The Group is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the U.S. dollar and the Mexican peso. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations.

Foreign currency exchange risk is monitored by assessing the net monetary liability position in U.S. dollars and the forecasted cash flow needs for anticipated U.S. dollar investments and servicing the Group’s U.S. dollar-denominated debt.

Management has set up a policy to require Group companies to manage their foreign exchange risk against their functional currency. To manage their foreign exchange risk arising from future commercial transactions and recognized assets and liabilities, entities in the Group use forward contracts. In compliance with the procedures and controls established by the Risk Management Committee, in 2019 and 2018, the Group entered into certain derivative transactions with certain financial institutions in order to manage its exposure to market risks resulting from changes in interest rates and foreign currency exchange rates. The objective in managing foreign currency fluctuations is to reduce earnings and cash flow volatility.

Foreign Currency Position

The foreign currency position of monetary items of the Group at December 31, 2019, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,258,623	Ps.	18.8838	Ps.	23,767,585
Euros	51,398		21.1995		1,089,612
Swiss francs	3,071		19.5345		59,990
Colombian pesos	2,744,483		0.0058		15,918
Argentinean pesos	28,269		0.3154		8,916
Chilean pesos	110,984		0.0254		2,819
Other currencies	—		—		5,832

Liabilities:
U.S. dollars (1)	5,257,954	Ps.	18.8838	Ps.	99,290,152
Swiss francs	4,069		19.5345		79,486
Euros	912		21.1995		19,334
Chilean pesos	689,094		0.0254		17,503
Colombian pesos	4,195,172		0.0058		24,332
Other currencies	—		—		3,075

The foreign currency position of monetary items of the Group at December 31, 2018, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,359,524	Ps.	19.6730	Ps.	26,745,916
Euros	58,869		22.5126		1,325,294
Swiss francs	5,474		19.9910		109,431
Chilean pesos	3,102,339		0.0282		87,486
Colombian pesos	3,222,821		0.0060		19,337
Argentinean pesos	22,518		0.5218		11,750
Other currencies	—		—		31,500

Liabilities:
U.S. dollars (1)	4,569,137	Ps.	19.6730	Ps.	89,888,632
Euros	4,449		22.5126		100,159
Swiss francs	9,871		19.9910		197,331
Chilean pesos	3,418,223		0.0282		96,394
Colombian pesos	11,769,323		0.0060		70,616
Other currencies	—		—		11,744
(1)

As of December 31, 2019 and 2018, monetary liabilities include U.S.$2,470.6 million (Ps.46,653,315) and U.S.$2,585.8 million (Ps.50,869,542), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the investment in Open Ended Fund (see Note 14).

As of April 13, 2020, the exchange rate was Ps.23.7001 per U.S. dollar, which represents the interbank free market exchange rate on that date as reported by Banco Nacional de México, S.A. or Citibanamex.

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2019		2018
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	1,253.3	U.S.$	1,362.6
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(5,231.8)		(4,533.6)
Net liability position	U.S.$	(3,978.5)	U.S.$	(3,171.0)
(1)	As of December 31, 2019 and 2018, this line includes U.S. dollar equivalent amounts of U.S.$57.6 million and U.S.$68.9 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2019 and 2018, this line includes U.S. dollar equivalent amounts of U.S.$5.0 million and U.S.$15.0 million, respectively, related to other foreign currencies, primarily Euros.
(3)

As of December 31, 2019 and 2018, monetary liabilities include U.S.$2,470.6 million (Ps.46,653,315) and U.S.$2,585.8 million (Ps.50,869,542), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the investment in Open Ended Fund (see Note 14).

At December 31, 2019, a hypothetical 10% appreciation/depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.2,847,471, in the consolidated statement of income. At December 31, 2018, a hypothetical 10% appreciation/ depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.1,151,406, in the consolidated statement of income.

(ii)    Cash Flow Interest Rate Risk

The Group monitors the exposure to interest rate risk by: (i) evaluating differences between interest rates on its outstanding debt and short-term investments and market interest rates on similar financial instruments; (ii) reviewing its cash flow needs and financial ratios (indebtedness and interest coverage); (iii) assessing current and forecasted trends in the relevant markets; and (iv) evaluating peer Group and industry practices. This approach allows the Group to determine the interest rate “mix” between variable and fixed rate debt.

The Group’s interest rate risk arises from long-term debt. Debt issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash and cash equivalents held at variable rates. Debt issued at fixed rates expose the Group to fair value interest rate risk. During recent years the Group has maintained most of its debt in fixed rate instruments (see Note 14).

Based on various scenarios, the Group manages its cash flow interest rate risk by using cross-currency interest rate swaps, exchange rate agreements and floating-to-fixed interest rate swaps. Cross-currency interest rate swap agreements allow the Group to hedge against Mexican peso depreciation on the interest payments for medium-term periods. Interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates.

Sensitivity and Fair Value Analyses

The sensitivity analyses that follow are intended to present the hypothetical change in fair value or loss in earnings due to changes in interest rates, inflation rates, foreign currency exchange rates and debt and equity market prices as they affect the Group’s financial instruments at December 31, 2019 and 2018. These analyses address market risk only and do not take into consideration other risks that the Group faces in the ordinary course of business, including country risk and credit risk. The hypothetical changes reflect management view of changes that are reasonably possible over a one-year period. For purposes of the following sensitivity analyses, the Group has made assumptions of a hypothetical change in fair value of 10% for expected near-term future changes in the United States interest rates, Mexican interest rates, inflation rates and Mexican peso to U.S. dollar exchange rate. The results of the analyses do not purport to represent actual changes in fair value or losses in earnings that the Group will incur.

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2019	Carrying Value		Fair Value		Carrying Value			Fair Value
Assets:
Warrants issued by UHI	Ps.	33,775,451	Ps.	33,775,451	Ps.	—	Ps.	3,377,545
Long-term loan and interest receivable from GTAC		872,317		875,585		3,268		90,827
Open Ended Fund		4,688,202		4,688,202		—		468,820
Other equity instruments		5,751,001		5,751,001		—		575,100
Derivative financial instruments (2)		4,592		4,592		—		—

Liabilities(3) (4):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,330,280		13,243,624		1,913,344		3,237,706
Senior Notes due 2026		5,665,140		6,079,885		414,745		1,022,734
Senior Notes due 2032		5,665,140		7,571,346		1,906,206		2,663,341
Senior Notes due 2040		11,330,280		14,139,283		2,809,003		4,222,931
Senior Notes due 2045		18,883,800		19,739,047		855,247		2,829,152
Senior Notes due 2046		16,995,420		20,565,308		3,569,888		5,626,419
Senior Notes due 2049		14,162,850		15,364,426		1,201,576		2,738,019
Peso-denominated debt:
Notes due 2027		4,500,000		4,656,375		156,375		622,013
Senior Notes due 2037		4,500,000		4,133,385		(366,615)		46,724
Senior Notes due 2043		6,500,000		4,853,485		(1,646,515)		(1,161,167)
Notes payable to Mexican banks		22,845,382		23,012,707		167,325		2,468,596
Lease liabilities		9,363,520		9,120,903		(242,617)		669,473
Other notes payable		1,324,063		1,295,780		(28,283)		101,295
Derivative financial instruments (2)		915,290		915,290		—		—

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2018	Carrying Value		Fair Value		Carrying Value			Fair Value
Assets:
Temporary investments (1)	Ps.	30,992	Ps.	30,992	Ps.	—	Ps.	—
Warrants issued by UHI		34,921,530		34,921,530		—		3,492,153
Long-term loan and interest receivable from GTAC		817,605		824,540		6,935		89,389
Open Ended Fund		7,662,726		7,662,726		—		766,273
Other equity instruments		6,545,625		6,545,625		—		654,563
Other financial assets		72,612		72,612		—		7,261
Derivative financial instruments (2)		1,035,522		1,035,522		—		—

Liabilities(3) (4):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,803,800		12,970,370		1,166,570		2,463,607
Senior Notes due 2026		5,901,900		5,849,137		(52,763)		532,151
Senior Notes due 2032		5,901,900		7,405,822		1,503,922		2,244,504
Senior Notes due 2040		11,803,800		12,733,821		930,021		2,203,403
Senior Notes due 2045		19,673,000		17,317,748		(2,355,252)		(623,477)
Senior Notes due 2046		17,705,700		18,201,991		496,291		2,316,490
Peso-denominated debt:
Notes due 2020		10,000,000		9,605,700		(394,300)		566,270
Notes due 2021		6,000,000		5,956,506		(43,494)		552,157
Notes due 2022		5,000,000		4,941,430		(58,570)		435,573
Notes due 2027		4,500,000		4,027,275		(472,725)		(69,998)
Senior Notes due 2037		4,500,000		3,586,050		(913,950)		(555,345)
Senior Notes due 2043		6,500,000		4,319,575		(2,180,425)		(1,748,468)
Notes payable to Mexican banks		13,834,538		13,551,620		(282,918)		1,072,243
Lease liabilities		5,317,944		5,121,534		(196,410)		315,743
Other notes payable		2,576,874		2,430,667		(146,207)		96,860
Derivative financial instruments (2)		148,061		148,061		—		—
(1)

At December 31, 2018, the Group´s temporary investments consisted of highly liquid securities, including without limitation debt securities and equity instruments held for trading (primarily denominated in Mexican pesos and U.S. dollars). Given the short-term nature of these investments, an increase in U.S. and/or Mexican interest rates would not significantly decrease the fair value of these investments.

(2)

Given the nature and the tenor of these derivative financial instruments, an increase of 10% in the interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.

(3)	The carrying value of debt is stated in this table at its principal amount.
(4)

The fair value of the Senior Notes and Notes due by the Group are within Level 1 of the fair value hierarchy as there is a quoted market price for them. The fair value of the lease liabilities are within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of securities are within Level 1 of the fair value hierarchy, and were based on market interest rates to the listed securities.

(iii)    Price Risk

The Group is exposed to equity securities price risk because of investments held by the Group and classified in the consolidated statements of financial position as non-current investments in financial instruments. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. The Group is not exposed to commodity price risk.

(b)   Credit Risk

Credit risk is managed on a Group basis, except for credit risk relating to accounts receivable balances. Each local entity is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposure to customers, including outstanding receivables and committed transactions. For banks and financial institutions, only independently rated parties with a minimum rating of “AA” in local scale for domestic institutions and “BBB” in global scale for foreign institutions are accepted. If customers are independently rated, these ratings are used. If there is no independent rating, the Group’s risk control function assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Company’s management. See Note 7 for further disclosure on credit risk.

No credit limits were exceeded during the reporting period, and management does not expect any losses from non-performance by the counterparties.

The Group historically has not had significant credit losses arising from customers.

(c)   Liquidity Risk

Cash flow forecasting is performed in the operating entities of the Group and aggregated by corporate management. Corporate management monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal statement of financial position ratio targets and, if applicable external regulatory or legal requirements.

Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group treasury. Group treasury invests surplus cash in interest bearing current accounts, time deposits, money market deposits and marketable securities, choosing investments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the above-mentioned forecasts. At December 31, 2019 and 2018, the Group held cash and cash equivalents of Ps.27,451,997 and Ps.32,068,291, respectively, and temporary investments of Ps.30,992,  in 2018, that are expected to readily generate cash inflows for managing liquidity risk (see Note 6).

The table below analyses the Group’s non-derivative and derivative financial liabilities as well as related contractual interest on debt and lease liabilities into relevant maturity groupings based on the remaining period at the statement of financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2020 to		January 1, 2021 to		January 1, 2023 to		Subsequent to
At December 31, 2019	December 31, 2020		December 31, 2022		December 31, 2024		December 31, 2024		Total

Debt (1)	Ps.	492,489	Ps.	8,852,893	Ps.	13,500,000	Ps.	99,532,910	Ps.	122,378,292
Lease liabilities		1,257,766		2,491,539		2,381,812		3,232,403		9,363,520
Other notes payable		1,324,063		—		—		—		1,324,063
Trade and other liabilities		31,588,449		3,426,610		1,035,998		2,488,379		38,539,436
Interest on debt (2)		6,565,402		16,351,837		14,404,394		91,956,556		129,278,189
Interest on lease liabilities		731,591		1,417,722		984,003		755,862		3,889,178
Interest on other notes payable		5,938		—		—		—		5,938

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2019 to		January 1, 2020 to		January 1, 2022 to		Subsequent to
At December 31, 2018	December 31, 2019		December 31, 2021		December 31, 2023		December 31, 2023		Total

Debt (1)	Ps.	989,156	Ps.	18,484,978	Ps.	15,360,404	Ps.	88,290,100	Ps.	123,124,638
Lease liabilities		651,832		1,130,429		1,096,006		2,439,677		5,317,944
Other notes payable		1,288,437		1,288,437		—		—		2,576,874
Trade and other liabilities		30,697,162		5,185,357		1,595,863		2,001,185		39,479,567
Interest on debt (2)		7,502,935		15,737,245		12,646,361		82,849,121		118,735,662
Interest on lease liabilities		394,168		592,606		444,736		409,367		1,840,877
Interest on other notes payable		41,562		5,938		—		—		47,500
(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2019 and 2018, based on contractual interest rate and exchange rates as of that date.

Capital Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure in order to minimize the cost of capital.